Derivative Financial Instruments Credit Risk Contingent Features Textual (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Derivative, Fair Value, Net [Abstract]
Derivative, Net Liability Position, Aggregate Fair Value	$ 42,562	$ 107,215
Derivative Liabilities Cash Collateral Netted	42,130	109,990
Collateral Not Netted Aggregate Fair Value	$ 6,370	$ 40,260